Other current assets (Details Narrative) - Dec. 31, 2024	USD ($)	SGD ($)
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other receivables	$ 122,325	$ 167,121
Prepaid software development service	42,833	58,518
Deposits	$ 38,554	$ 52,672